Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of prepaid expenses and other current assets

	December 31,
	2022	2021

VAT receivable	$101,353	20,234
Prepaid consulting services	—	9,385
	$101,353	29,619